UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022


13F File Number: 028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125


Signature, Place and Date of Signing:


/s/ Ranjan Tandon                  New York, New York      November 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:   75

Form 13F Information Table Value Total:  $449,066
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number               Name

1.           028-10574                        Libra Associates, LLC
2.           028-10573                        Libra Fund, L.P.
----         -------------------              ------------------------------


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6        COLUMN 7       COLUMN 8

                              TITLE OF                    VALUE    SHRS OR    SH/ PUT/  INVESTMENT      OTHR      VOTING AUTHORITY
NAME OF ISSUER                CLASS            CUSIP      (X$1000) PRN AMT    PRN CALL  DISCRETION      MGRS   SOLE    SHARED  NONE
ABERCROMBIE & FITCH CO        CL A             002896207   5,210     158,450  SH        SHARED-DEFINED  1,2      158,450
ADVANTAGE OIL & GAS LTD       COM              00765F101   7,538   1,066,000  SH        SHARED-DEFINED  1,2    1,066,000
ALIGN TECHNOLOGY INC          COM              016255101   1,636     115,062  SH        SHARED-DEFINED  1,2      115,062
ALLIED NEVADA GOLD CORP       COM              019344100   1,454     148,200  SH        SHARED-DEFINED  1,2      148,200
ANGLOGOLD ASHANTI LTD         SPONSORED ADR    035128206   4,332     106,281  SH        SHARED-DEFINED  1,2      106,281
APOLLO GOLD CORP              COM              03761E102   1,831   4,000,000  SH        SHARED-DEFINED  1,2    4,000,000
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH   03938L104   2,214      59,600  SH        SHARED-DEFINED  1,2       59,600
ARKANSAS BEST CORP DEL        COM              040790107   3,232     107,958  SH        SHARED-DEFINED  1,2      107,958
AVON PRODS INC                COM              054303102   5,775     170,047  SH        SHARED-DEFINED  1,2      170,047
BALLY TECHNOLOGIES INC        COM              05874B107   4,057     105,726  SH        SHARED-DEFINED  1,2      105,726
BANRO CORP                    COM              066800103   4,031   1,515,500  SH        SHARED-DEFINED  1,2    1,515,500
BARRICK GOLD CORP             COM              067901108  18,716     493,828  SH        SHARED-DEFINED  1,2      493,828
CARMAX INC                    COM              143130102   8,841     423,000  SH        SHARED-DEFINED  1,2      423,000
CENTRAL FD CDA LTD            CL A             153501101   3,391     255,900  SH        SHARED-DEFINED  1,2      255,900
CENTRAL GOLDTRUST             TR UNIT          153546106   2,355      59,160  SH        SHARED-DEFINED  1,2       59,160
COACH INC                     COM              189754104   4,592     139,500  SH        SHARED-DEFINED  1,2      139,500
COLUMBIA SPORTSWEAR CO        COM              198516106   3,634      88,298  SH        SHARED-DEFINED  1,2       88,298
COMPASS MINERALS INTL INC     COM              20451N101   6,939     112,611  SH        SHARED-DEFINED  1,2      112,611
COMPTON PETE CORP             COM              204940100   6,144   4,800,000  SH        SHARED-DEFINED  1,2    4,800,000
COSAN LTD                     SHS A            g25343107     645      81,701  SH        SHARED-DEFINED  1,2       81,701
COTT CORP QUE                 COM              22163N106      74      10,000  SH        SHARED-DEFINED  1,2       10,000
DANAHER CORP DEL              COM              235851102   7,533     111,900  SH        SHARED-DEFINED  1,2      111,900
DELTA PETE CORP               COM NEW          247907207   1,723     984,560  SH        SHARED-DEFINED  1,2      984,560
DENISON MINES CORP            COM              248356107      39      20,700  SH        SHARED-DEFINED  1,2       20,700
EASTMAN KODAK CO              COM              277461109     431      90,242  SH        SHARED-DEFINED  1,2       90,242
ENTREE GOLD INC               COM              29383G100     591     207,300  SH        SHARED-DEFINED  1,2      207,300
EQUINIX INC                   COM NEW          29444U502   1,595      17,338  SH        SHARED-DEFINED  1,2       17,338
EXETER RES CORP               COM              301835104  10,580   2,311,400  SH        SHARED-DEFINED  1,2    2,311,400
EXXON MOBIL CORP              COM              30231G102   6,690      97,514  SH        SHARED-DEFINED  1,2       97,514
FAIR ISAAC CORP               COM              303250104   3,891     181,073  SH        SHARED-DEFINED  1,2      181,073
FLIR SYS INC                  COM              302445101     769      27,500  SH        SHARED-DEFINED  1,2       27,500
FOSSIL INC                    COM              349882100   1,176      41,319  SH        SHARED-DEFINED  1,2       41,319
GAMMON GOLD INC               COM              36467T106  57,674   6,777,168  SH        SHARED-DEFINED  1,2    6,777,168
GOLD FIELDS LTD NEW           SPONSORED ADR    38059T106   5,471     397,032  SH        SHARED-DEFINED  1,2      397,032
GOLDCORP INC NEW              COM              380956409  25,034     623,112  SH        SHARED-DEFINED  1,2      623,112
GOLDCORP INC NEW              *W EXP 06/09/201 380956177     475      57,000  SH        SHARED-DEFINED  1,2       57,000
GREAT BASIN GOLD LTD          COM              390124105  23,676  15,474,429  SH        SHARED-DEFINED  1,2   15,474,429
HARLEY DAVIDSON INC           COM              412822108   3,431     149,188  SH        SHARED-DEFINED  1,2      149,188
HILL ROM HLDGS INC            COM              431475102     753      34,579  SH        SHARED-DEFINED  1,2       34,579
HOLOGIC INC                   COM              436440101   1,060      64,888  SH        SHARED-DEFINED  1,2       64,888
IAMGOLD CORP                  COM              450913108     821      58,109  SH        SHARED-DEFINED  1,2       58,109
BARCLAYS BK PLC               IPMS INDIA ETN   06739F291  10,067     170,838  SH        SHARED-DEFINED  1,2      170,838
ISHARES TR                    DJ BROKER-DEAL   464288794   2,549      86,500  SH        SHARED-DEFINED  1,2       86,500
ISHARES TR INDEX              FTSE XNHUA IDX   464287184   4,297     105,000  SH        SHARED-DEFINED  1,2      105,000
ITT EDUCATIONAL SERVICES INC  COM              45068B109   2,595      23,500  SH        SHARED-DEFINED  1,2       23,500
KEEGAN RES INC                COM              487275109   4,055   1,145,400  SH        SHARED-DEFINED  1,2    1,145,400
LAM RESEARCH CORP             COM              512807108   5,719     167,432  SH        SHARED-DEFINED  1,2      167,432
LEXMARK INTL NEW              CL A             529771107   6,569     304,966  SH        SHARED-DEFINED  1,2      304,966
MARKET VECTORS ETF TR         RUSSIA ETF       57060U506   2,643      95,230  SH        SHARED-DEFINED  1,2       95,230
MILLICOM INTL CELLULAR S A    SHS NEW          l6388f110       4      58,598  SH        SHARED-DEFINED  1,2       58,598
MINEFINDERS LTD               COM              602900102   9,992   1,025,831  SH        SHARED-DEFINED  1,2    1,025,831
MONSTER WORLDWIDE INC         COM              611742107   4,693     268,501  SH        SHARED-DEFINED  1,2      268,501
NEW GOLD INC CDA              COM              644535106  10,385   2,718,050  SH        SHARED-DEFINED  1,2    2,718,050
NEWMONT MINING CORP           COM              651639106  23,480     533,400  SH        SHARED-DEFINED  1,2      533,400
NORTHGATE MINERALS CORP       COM              666416102   5,360   2,000,000  SH        SHARED-DEFINED  1,2    2,000,000
NUCOR CORP                    COM              670346105   6,793     144,500  SH        SHARED-DEFINED  1,2      144,500
NUVASIVE INC                  COM              670704105   4,011      96,048  SH        SHARED-DEFINED  1,2       96,048
PACIFIC RIM MNG CORP          COM NEW          694915208      10      31,400  SH        SHARED-DEFINED  1,2       31,400
PENSKE AUTOMOTIVE GRP INC     COM              70959W103   6,519     339,900  SH        SHARED-DEFINED  1,2      339,900
PSYCHIATRIC SOLUTIONS INC     COM              74439H108   3,251     121,480  SH        SHARED-DEFINED  1,2      121,480
QUATERRA RES INC              COM              747952109   2,030   3,505,867  SH        SHARED-DEFINED  1,2    3,505,867
RANDGOLD RES LTD              ADR              752344309     512       7,322  SH        SHARED-DEFINED  1,2        7,322
ROCK-TENN CO                  CL A             772739207   6,690     142,000  SH        SHARED-DEFINED  1,2      142,000
ROSS STORES INC               COM              778296103   6,678     139,800  SH        SHARED-DEFINED  1,2      139,800
RYDER SYS INC                 COM              783549108   3,890      99,600  SH        SHARED-DEFINED  1,2       99,600
SCIENTIFIC GAMES CORP         CL A             80874P109   4,239     267,804  SH        SHARED-DEFINED  1,2      267,804
SILVER WHEATON CORP           COM              828336107  16,062   1,271,032  SH        SHARED-DEFINED  1,2    1,271,032
TASEKO MINES LTD              COM              876511106   6,182   2,330,258  SH        SHARED-DEFINED  1,2    2,330,258
TJX COS INC NEW               COM              872540109   8,760     235,800  SH        SHARED-DEFINED  1,2      235,800
UNDER ARMOUR INC              CL A             904311107   1,975      70,975  SH        SHARED-DEFINED  1,2       70,975
VANTAGE DRILLING COMPANY      ORD SHS          g93205113       7   3,974,935  SH        SHARED-DEFINED  1,2    3,974,935
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR    68370R109  19,122   1,022,553  SH        SHARED-DEFINED  1,2    1,022,553
VMWARE INC                    CL A COM         928563402   2,144      53,366  SH        SHARED-DEFINED  1,2       53,366
WEIGHT WATCHERS INTL INC NEW  COM              948626106   1,437      52,375  SH        SHARED-DEFINED  1,2       52,375
YAMANA GOLD INC               COM              98462Y100   6,292     584,650  SH        SHARED-DEFINED  1,2      584,650




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